DERIVATIVE FINANCIAL INSTRUMENTS (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross amount	R$ 349,702,217	R$ 283,049,765
Interbank Investments [Member]
IfrsStatementLineItems [Line Items]
Gross amount	218,329,819	178,260,906
Net amount	218,329,819	178,260,906
Derivative Financial Instrument Assets [Member]
IfrsStatementLineItems [Line Items]
Gross amount	20,850,095	19,834,985
Net amount	20,850,095	19,834,985
Securities Sold Under Agreement To Repurchase [Member]
IfrsStatementLineItems [Line Items]
Gross amount	160,636,183	165,916,852
Net amount	160,636,183	165,916,852
Derivative Financial Instrument Liabilities [Member]
IfrsStatementLineItems [Line Items]
Gross amount	18,268,330	16,240,611
Net amount	R$ 18,268,330	R$ 16,240,611